Subsequent Events (Details) - USD ($) $ in Millions	Mar. 14, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Minimum liquidity covenant		$ 30.0
Subsequent Event
Subsequent Event [Line Items]
Credit facility, amended aggregate commitment amount	$ 170.0
Minimum liquidity covenant		$ 20.0
Debt amendment fee	$ 2.0
Subsequent Event | Senior Facility | Loans Payable
Subsequent Event [Line Items]
Debt, increase of applicable margin	2.00%
Subsequent Event | Hollandia Produce Group, Inc. (Pete's)
Subsequent Event [Line Items]
Aggregate consideration	$ 122.5
Payments to acquire businesses	92.5
Consideration transferred, equity interests issued and issuable	30.0
Aggregate purchase price	$ 25.8
Number of shares issued (in shares)	1,932,931